Related party transactions - Schedule of amounts due from/to related parties (Parenthetical) (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)
Related Party Transaction [Line Items]
Preferred share redemption value			¥ 1,260,439,815	¥ 1,358,253,325	$ 197,443,500
Foreign exchange loss recognized from redemption of preferred equity investment with related party			94,654,414
Related party transaction, advance payment received			¥ 1,355,094,229
Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Related Party Transaction [Line Items]
Proceeds from redemption of preferred equity investment settled	¥ 1,323,049,149	$ 197,443,500